Prepayments, Receivables and Other Assets (Details) ¥ in Thousands			1 Months Ended				12 Months Ended
	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)
Prepayments, Receivables and Other Assets (Details) [Line Items]
Bad debt expense for Staff IOU balances							$ 1,090,759
Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution					$ 7,000,000	¥ 50,000
General Partner and Other Limited partners [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Installment payment received							$ 3,100,000	¥ 21,250
One Installment [Member] | Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution	$ 3,500,000	¥ 25,000
Second Installment [Member] | Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution			$ 3,500,000	¥ 25,000
Withdraw Installment[Member] | General Partner and Other Limited partners [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution	$ 3,500,000	¥ 25,000